Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	4 Months Ended		9 Months Ended
	Dec. 31, 2014	Mar. 26, 2014	Apr. 27, 2011	May 13, 2014	Sep. 20, 2012	Oct. 01, 2016	Oct. 01, 2015
Debt Instrument [Line Items]
Redemption price of senior note as a percentage of principal amount		101.00%
Repayment of debt	$ (1,862,250)
Senior Secured Credit Facility repaid
Debt Instrument [Line Items]
Principal amount					1,040,000
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	500,000
Senior notes interest rate		7.25%
Proceeds from issuance of senior unsecured notes		493,625
Repayment of debt	0
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	500,000
Senior notes interest rate			9.50%
Proceeds from issuance of senior unsecured notes			487,500
Redemption price of senior note as a percentage of principal amount		105.375%		104.50%
Repayment of debt	(500,000)	(462,300)		(37,700)
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Principal amount	800,000
Senior notes interest rate					6.50%
Proceeds from issuance of secured debt					781,965
Redemption price of senior note as a percentage of principal amount					101.00%	100.00%	103.25%
Repayment of debt	$ 0